OTHER LIABILITIES - Additional Information (Details) $ in Millions		3 Months Ended		9 Months Ended
	Sep. 03, 2019 building	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)
Other Liabilities [Abstract]
Restructuring expenses | $		$ 42	$ 8	$ 78	$ 16
Number of plants closed | building	2